INVESTMENTS IN LOAN POOL PARTICIPATIONS (Schedules of Interest Income and Foreign Currency Gain) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment in Loan Pool Portfolio, Accretable Yield, Accretion Interest Income Recognized	$ 6,423,000		$ 4,679,000		$ 9,330,000
Foreign currency exchange gain (loss)	2,992,000		(2,605,000)
February 2010 [Member] | U.S. Loan Pool 1 [Member] | Western United States [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment in Loan Pool Portfolio, Accretable Yield, Accretion Interest Income Recognized	(5,893,000)	[1]	1,353,000	[1]	9,288,000	[1]
December 2010 [Member] | U.S. Loan Pool 2 [Member] | Western United States [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment in Loan Pool Portfolio, Accretable Yield, Accretion Interest Income Recognized	257,000		1,732,000		42,000
April 2012 [Member] | U.S. Loan Pool 3 [Member] | Western United States [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment in Loan Pool Portfolio, Accretable Yield, Accretion Interest Income Recognized	2,898,000
April 2012 [Member] | U.S. Loan Pool 4 [Member] | Western United States [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment in Loan Pool Portfolio, Accretable Yield, Accretion Interest Income Recognized	871,000
August 2012 [Member] | Irish Loan Pool 1 [Member] | Ireland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment in Loan Pool Portfolio, Accretable Yield, Accretion Interest Income Recognized	96,000
Foreign currency exchange gain (loss)	482,000
November 2011 [Member] | UK Loan Pool 1 [Member] | United Kingdom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment in Loan Pool Portfolio, Accretable Yield, Accretion Interest Income Recognized	8,045,000		1,400,000
Foreign currency exchange gain (loss)	2,529,000		(2,605,000)
November 2011 [Member] | U.S. Loan Pool 5 [Member] | Western United States [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment in Loan Pool Portfolio, Accretable Yield, Accretion Interest Income Recognized	149,000		194,000
December 2012 [Member] | UK Loan Pool 2 [Member] | United Kingdom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment in Loan Pool Portfolio, Accretable Yield, Accretion Interest Income Recognized
Foreign currency exchange gain (loss)	$ (19,000)

[1]	During the year ended December 31, 2012, Kennedy Wilson recognized a reduction in accretion in this loan pool due to an increase in the estimated resolution periods as well as foreclosures on certain underlying real estate collateral.